Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings per Common Share [Abstract]
Schedule of Earnings per Common Share

	For the Three Months Ended June 30, 2017	For the Three Months Ended June 30 2016	For the Six Months Ended June 30, 2017	For the Six Months Ended June 30, 2016
Numerator:
Net (loss)/ income	$(64,417)	$12,184	$(58,802)	$35,954
Less:
Dividend declared on restricted shares	—	(35)	—	(70)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,127	(591)	2,855	(1,752)

Net (loss)/ income attributable to common stockholders, basic	$(61,290)	$11,558	$(55,947)	$34,132

Plus:
Dividend declared on restricted shares	—	35	—	70
Net (loss)/ income attributable to common stockholders, diluted	$(61,290)	$11,593	$(55,947)	$34,202

Denominator:
Denominator for basic net (loss)/ income per share — weighted average shares	150,436,836	150,084,084	150,468,625	149,668,699
Series A preferred stock	—	—	—	468,132
Restricted shares	—	700,005	—	700,005
Denominator for diluted net (loss)/ income per share — adjusted weighted average shares	150,436,836	150,784,089	150,468,625	150,836,836

Net (loss)/ income per share, basic and diluted	$(0.41)	$0.08	$(0.37)	$0.23